Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 2016 Equity Incentive Plan
Amount Registered | shares	2,994,028
Proposed Maximum Offering Price per Unit	33.09
Maximum Aggregate Offering Price	$ 99,072,387.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,681.90
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2016 Equity Incentive Plan (the "2016 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. The amount registered represents an automatic increase of 5% of the outstanding shares of the Registrant's common stock on the last day of the immediately preceding fiscal year to the number of the Registrant's common stock reserved for issuance under, and which annual increase is provided for, in the 2016 Plan. The proposed maximum offering price per unit is estimated in accordance with Rule 457 (c) and (h) solely for the purpose of calculating the registration fee on the basis of $33.09 per share, the average of the high and low sale prices of the Registrant's common stock as reported on the Nasdaq Global Select Stock Market on February 24, 2026.